Name:  May Louie
Phone: 908-273-5085 x215
email: mlouie@seabridge.com

13F-HR
FORM 13F HOLDINGS REPORT
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

                                   FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2009 Check here if Amendment [ ]; Amendment Number:
This Amendment:         [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:            SeaBridge Investment Advisors LLC
Address:         450 Springfield Avenue
                 Suite 301
                 Summit, NJ  07901
Form 13F File Number: 28-12671

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:         Susan E. Boyd
Title:        Managing Director
Phone:        908-273-5085 x209

Signature              City     State     and Date of Signing:
Susan E. Boyd          Summit,  NJ        11-10-2009
--------------------   ----------------   ---------------
Signature              City     State     Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:   264
Form 13F Information Table Value Total: $168,973 (thousands)
List of Other Included Managers:  NONE

13F Holdings Report
As of Date: 09/30/2009

							Market			SH/	Investment	Other	Voting Authority
Issuer			Class		Cusip		Value (000)	Shares	PRN	Discretion	Mgrs	Sole 	Shared	None

AT&T Inc.		COM		00206R102	2		79	SH	Sole		None	79	0	0
Abbott Laboratories	COM		002824100	132		2660	SH	Sole		None	2660	0	0
Actuant Corporation 	CL A New	00508X203	1417		88250	SH	Sole		None	88250	0	0
Aegon N.V. 		NY Reg SHS	007924103	24		2801	SH	Sole		None	2801	0	0
Agilent Technologies 	COM		00846U101	34		1233	SH	Sole		None	1233	0	0
Air Products&Chemicals	COM		009158106	1045		13465	SH	Sole		None	13465	0	0
Allied Capital Corp	COM		01903Q108	13		4100	SH	Sole		None	4100	0	0
AmBev Comp de Bebidas 	SpADR Pref	20441W203	1519		18470	SH	Sole		None	18470	0	0
American States Water 	COM		029899101	43		1200	SH	Sole		None	1200	0	0
American Tower Corp	CL A		029912201	2813		77270	SH	Sole		None	77270	0	0
Amgen Inc		COM		031162100	17		280	SH	Sole		None	280	0	0
Anadarko Petroleum 	COM		032511107	270		4300	SH	Sole		None	4300	0	0
Annaly Mortgage Mgmt	COM		035710409	5007		276000	SH	Sole		None	276000	0	0
Applied Matls Inc	COM		038222105	7		540	SH	Sole		None	540	0	0
ArcherDaniels Midland 	COM		039483102	2		78	SH	Sole		None	78	0	0
Ariba, Inc.		COM New		04033V203	0		6	SH	Sole		None	6	0	0
Arthur J. Gallagher &Co COM		363576109	2246		92167	SH	Sole		None	92167	0	0
Ascent Media Corp	COM Ser A	043632108	0		4	SH	Sole		None	4	0	0
Avnet Inc		COM		053807103	2652		102125	SH	Sole		None	102125	0	0
BHP Billiton Ltd	SponsADR	088606108	172		2600	SH	Sole		None	2600	0	0
Ball Corp		COM		058498106	267		5435	SH	Sole		None	5435	0	0
Banco Latinoamericano 	SHS E		P16994132	1089		76575	SH	Sole		None	76575	0	0
Bank of America Corp	COM		060505104	1464		86500	SH	Sole		None	86500	0	0
Baytex Energy Trust	Trust Unit	073176109	2139		97050	SH	Sole		None	97050	0	0
Berkshire Hathaway Inc 	CL A		084670108	101		100	SH	Sole		None	100	0	0
Boardwalk Pipeline Ptn	Ut LTD Partn	096627104	397		16000	SH	Sole		None	16000	0	0
Boeing			COM		097023105	428		7900	SH	Sole		None	7900	0	0
Bucyrus International	COM		118759109	3991		112075	SH	Sole		None	112075	0	0
C. R. Bard, Inc.	COM		067383109	12		150	SH	Sole		None	150	0	0
CVS Caremark Corp	COM		126650100	4		125	SH	Sole		None	125	0	0
California Water Svc 	COM		130788102	36		920	SH	Sole		None	920	0	0
Cardinal Health Inc	COM		14149Y108	110		4100	SH	Sole		None	4100	0	0
CareFusion Corporation	COM		14170T101	45		2050	SH	Sole		None	2050	0	0
Carnival Corp		PAIRED CTF	143658300	414		12450	SH	Sole		None	12450	0	0
Caterpillar Inc		COM		149123101	60		1164	SH	Sole		None	1164	0	0
Celgene Corporation	COM		151020104	56		1000	SH	Sole		None	1000	0	0
CenturyTel, Inc.	COM		156700106	0		4	SH	Sole		None	4	0	0
Chimera Investment Corp	COM		16934Q109	102		26700	SH	Sole		None	26700	0	0
China Mobile HK Ltd 	Spons ADR	16941M109	850		17300	SH	Sole		None	17300	0	0
Vale S A (CVRD)		ADR		91912E105	23		1000	SH	Sole		None	1000	0	0
Cisco Systems Inc	COM		17275R102	1080		45863	SH	Sole		None	45863	0	0
Citigroup Inc		COM		172967101	470		97200	SH	Sole		None	97200	0	0
Coach, Inc.		COM		189754104	3237		98325	SH	Sole		None	98325	0	0
Coca-Cola Co		COM		191216100	51		950	SH	Sole		None	950	0	0
Coca-Cola Femsa SA	Sp ADR REP L	191241108	2502		52025	SH	Sole		None	52025	0	0
Coca-Cola Hellenic Bott	Spons ADR	1912EP104	2392		90750	SH	Sole		None	90750	0	0
Cognizant Technology 	CL A		192446102	438		11325	SH	Sole		None	11325	0	0
Colgate-Palmolive Co	COM		194162103	397		5210	SH	Sole		None	5210	0	0
Compass Minerals Intl	COM		20451N101	2401		38965	SH	Sole		None	38965	0	0
ConocoPhillips 		COM		20825C104	21		464	SH	Sole		None	464	0	0
Corning Inc.		COM		219350105	2		100	SH	Sole		None	100	0	0
Costco Wholesale Corp	COM		22160K105	491		8705	SH	Sole		None	8705	0	0
Credicorp Limited	COM		G2519Y108	475		6110	SH	Sole		None	6110	0	0
Crown Castle Intl Corp	COM		228227104	259		8247	SH	Sole		None	8247	0	0
Deere & Company		COM		244199105	1283		29900	SH	Sole		None	29900	0	0
Desarrolladora HomexSA	Sp ADR		25030W100	178		4700	SH	Sole		None	4700	0	0
Devon Energy Corp	COM		25179M103	92		1364	SH	Sole		None	1364	0	0
Diamond Offshore Drill	COM		25271C102	231		2415	SH	Sole		None	2415	0	0
Discovery Comms		COM Ser A	25470F104	1		45	SH	Sole		None	45	0	0
Discovery Comms		COM Ser C	25470F302	1		45	SH	Sole		None	45	0	0
Dominion Resources Inc	COM		25746U109	21		600	SH	Sole		None	600	0	0
Duke Energy Corp	COM		26441C105	13		800	SH	Sole		None	800	0	0
EastGroup Properties	COM		277276101	23		600	SH	Sole		None	600	0	0
El Paso Corp		COM		28336L109	413		40050	SH	Sole		None	40050	0	0
Embotelladora AndinaSA	ADR B		29081P303	458		25500	SH	Sole		None	25500	0	0
Emerson Electric Co.	COM		291011104	39		980	SH	Sole		None	980	0	0
Embraer Empresa Brasil	SpADRComSh	29081M102	364		15880	SH	Sole		None	15880	0	0
Energy Transfer Equity	COM U LTD P	29273V100	1478		52775	SH	Sole		None	52775	0	0
Energy Transfer Ptrs	Ut LTD Ptn	29273R109	1301		30572	SH	Sole		None	30572	0	0
Enterprise GP Holdings	Unit LT Int	293716106	6		200	SH	Sole		None	200	0	0
Enterprise Products Ptr	COM		293792107	1641		57948	SH	Sole		None	57948	0	0
Equity Residential 	SH Ben Int	29476L107	25		800	SH	Sole		None	800	0	0
Exxon Mobil Corp	COM		30231G102	3366		49066	SH	Sole		None	49066	0	0
FPL Group, Inc.		COM		302571104	17		300	SH	Sole		None	300	0	0
FairPoint Communictns	COM		305560104	0		4	SH	Sole		None	4	0	0
Fairfax Financial Hldgs Sub Vtg		303901102	1893		5106	SH	Sole		None	5106	0	0
FedEx Corp.		COM		31428X106	2237		29735	SH	Sole		None	29735	0	0
Fomento EconMexicano 	Sp ADR Units	344419106	1080		28375	SH	Sole		None	28375	0	0
Freeport-McMoRan 	COM		35671D857	3040		44305	SH	Sole		None	44305	0	0
General Electric 	COM		369604103	3		200	SH	Sole		None	200	0	0
Genuine Parts Co	COM		372460105	1436		37730	SH	Sole		None	37730	0	0
Google Inc. 		CL A		38259P508	1748		3525	SH	Sole		None	3525	0	0
H. J. Heinz Company	COM		423074103	171		4300	SH	Sole		None	4300	0	0
Halliburton Co		COM		406216101	30		1100	SH	Sole		None	1100	0	0
Hatteras Financial  	COM		41902R103	2225		74230	SH	Sole		None	74230	0	0
Henry Schein Inc	COM		806407102	3649		66461	SH	Sole		None	66461	0	0
Hewlett-Packard Co	COM		428236103	69		1468	SH	Sole		None	1468	0	0
Home Depot Inc		COM		437076102	10		386	SH	Sole		None	386	0	0
Hubbell Inc.		CL B		443510201	722		17190	SH	Sole		None	17190	0	0
ITT Corp		COM		450911102	2121		40673	SH	Sole		None	40673	0	0
Illinois Tool Works 	COM		452308109	50		1173	SH	Sole		None	1173	0	0
Inergy LP		Unit LTD Ptn	456615103	31		1050	SH	Sole		None	1050	0	0
Infosys Technologies	Spons ADR	456788108	1296		26730	SH	Sole		None	26730	0	0
Int'l Bus Machines	COM		459200101	2539		21225	SH	Sole		None	21225	0	0
Intel Corp		COM		458140100	106		5400	SH	Sole		None	5400	0	0
JP Morgan Chase & Co	COM		46625H100	19		423	SH	Sole		None	423	0	0
Johnson & Johnson	COM		478160104	18		290	SH	Sole		None	290	0	0
Kinder Morgan Energy 	Ut LTD Ptn	494550106	783		14499	SH	Sole		None	14499	0	0
Lexington Realty Trust	COM		529043101	6		1196	SH	Sole		None	1196	0	0
Liberty Media Corp	EntCom Ser A	53071M500	6		180	SH	Sole		None	180	0	0
Liberty Media Corp. 	CapCom Ser A	53071M302	1		45	SH	Sole		None	45	0	0
Liberty Media Corp. 	IntCom Ser A	53071M104	2		225	SH	Sole		None	225	0	0
Life Technologies Corp.	COM		53217V109	3015		64770	SH	Sole		None	64770	0	0
Linn Energy LLC		Unit Ltd Liab	536020100	377		16450	SH	Sole		None	16450	0	0
MFA Mortgage Investmts	COM		55272X102	1839		231050	SH	Sole		None	231050	0	0
Magellan Midstream Ptr	COM Ut RPLP	559080106	1470		39094	SH	Sole		None	39094	0	0
Market Vectors ETF TR	BrazSmCp ETF	57060U613	1910		47550	SH	Sole		None	47550	0	0
McDonald's Corp		COM		580135101	205		3600	SH	Sole		None	3600	0	0
Medco Health Solutions 	COM		58405U102	285		5160	SH	Sole		None	5160	0	0
Medtronic, Inc. 	COM		585055106	7		200	SH	Sole		None	200	0	0
MetLife Inc		COM		59156R108	30		800	SH	Sole		None	800	0	0
Mettler-Toledo Intl 	COM		592688105	2555		28205	SH	Sole		None	28205	0	0
Microsoft Corp		COM		594918104	1460		56763	SH	Sole		None	56763	0	0
Mindray Medical Intl	Sp ADR		602675100	470		14400	SH	Sole		None	14400	0	0
Mindspeed Technologies 	COM New		602682205	0		2	SH	Sole		None	2	0	0
Montpelier Re Holdings 	SHS		G62185106	1450		88845	SH	Sole		None	88845	0	0
Motorola, Inc. 		COM		620076109	2		210	SH	Sole		None	210	0	0
Nalco Holding Co.	COM		62985Q101	1731		84478	SH	Sole		None	84478	0	0
Natl Semiconductor Corp	COM		637640103	1		101	SH	Sole		None	101	0	0
New Oriental Ed & Tech	SP ADR		647581107	113		1400	SH	Sole		None	1400	0	0
Nicor Inc.		COM		654086107	224		6125	SH	Sole		None	6125	0	0
Occidental Petroleum 	COM		674599105	2		23	SH	Sole		None	23	0	0
Oracle Corporation	COM		68389X105	1042		50000	SH	Sole		None	50000	0	0
PETsMART, Inc.		COM		716768106	1750		80475	SH	Sole		None	80475	0	0
PT Telekomunikasi Indon	SP ADR		715684106	709		19850	SH	Sole		None	19850	0	0
Paccar Inc		COM		693718108	143		3789	SH	Sole		None	3789	0	0
Pall Corp		COM		696429307	1851		57330	SH	Sole		None	57330	0	0
Pentair Inc		COM		709631105	1286		43565	SH	Sole		None	43565	0	0
Pepsico Inc		COM		713448108	1504		25634	SH	Sole		None	25634	0	0
Petrochina Co Ltd. 	Spons ADR	71646E100	367		3225	SH	Sole		None	3225	0	0
Petroleo Brasileiro 	Spons ADR	71654V408	28		600	SH	Sole		None	600	0	0
Petroleo Brasileiro 	SpADR Nvot	71654V101	1362		34650	SH	Sole		None	34650	0	0
Pfizer Inc		COM		717081103	511		30900	SH	Sole		None	30900	0	0
Philip Morris Intl Inc.	COM		718172109	909		18655	SH	Sole		None	18655	0	0
Plains All Amer Pipel	Unit LTD Ptn	726503105	1857		40125	SH	Sole		None	40125	0	0
Plains Explor&Prod Co 	COM		726505100	18		650	SH	Sole		None	650	0	0
Plum Creek Timber Co 	COM		729251108	1530		49940	SH	Sole		None	49940	0	0
Praxair Inc		COM		74005P104	1881		23030	SH	Sole		None	23030	0	0
Procter & Gamble Co	COM		742718109	873		15080	SH	Sole		None	15080	0	0
Prudential Financial	COM		744320102	665		13332	SH	Sole		None	13332	0	0
RPM International, Inc.	COM		749685103	1512		81795	SH	Sole		None	81795	0	0
Red Hat, Inc.		COM		756577102	11		400	SH	Sole		None	400	0	0
Redwood Trust Inc.	COM		758075402	434		28000	SH	Sole		None	28000	0	0
Rio Tinto Plc 		Sp ADR		767204100	71		415	SH	Sole		None	415	0	0
Rogers Communications 	Cl B		775109200	129		4580	SH	Sole		None	4580	0	0
Roper Industries, Inc.	COM		776696106	51		1000	SH	Sole		None	1000	0	0
Royal Dutch Shell PLC 	Spons ADR A	780259206	539		9430	SH	Sole		None	9430	0	0
Royal Dutch Shell PLC 	Spons ADR B	780259107	14		258	SH	Sole		None	258	0	0
SJW Corp.		COM		784305104	7		300	SH	Sole		None	300	0	0
SPDR Trust 		Unit Ser 1	78462F103	108		1025	SH	Sole		None	1025	0	0
SPX Corporation		COM		784635104	1487		24275	SH	Sole		None	24275	0	0
Satyam Computer Svcs 	ADR		804098101	273		41500	SH	Sole		None	41500	0	0
Schlumberger N.V.	COM		806857108	292		4900	SH	Sole		None	4900	0	0
Skyworks Solutions	COM		83088M102	0		14	SH	Sole		None	14	0	0
Soc Quimica y Minera	SpADR Ser B	833635105	1385		35400	SH	Sole		None	35400	0	0
Spectra Energy Corp	COM		847560109	15		800	SH	Sole		None	800	0	0
Sprint Nextel Corp	COM Ser 1	852061100	0		70	SH	Sole		None	70	0	0
Sun Microsystems, Inc.	COM New		866810203	1		85	SH	Sole		None	85	0	0
Supervalu Inc.		COM		868536103	325		21560	SH	Sole		None	21560	0	0
Symantec Corp		COM		871503108	47		2828	SH	Sole		None	2828	0	0
TelecommunicacoesDeSP	Sp ADR PFD	87929A102	24		950	SH	Sole		None	950	0	0
Ericsson L M Tel Co	ADR B SEK 10	294821608	8		810	SH	Sole		None	810	0	0
Teva Pharmaceutical 	ADR		881624209	303		6000	SH	Sole		None	6000	0	0
Texas Instruments 	COM		882508104	5		190	SH	Sole		None	190	0	0
First of Long Island 	COM		320734106	27		1000	SH	Sole		None	1000	0	0
The New York Times Co	CL A		650111107	1238		152500	SH	Sole		None	152500	0	0
Sherwin-Williams Co	COM		824348106	1431		23790	SH	Sole		None	23790	0	0
The Walt Disney Co	COM		254687106	43		1566	SH	Sole		None	1566	0	0
Thermo Fisher Scientif	COM		883556102	3512		80421	SH	Sole		None	80421	0	0
Thompson Creek Metals	COM		884768102	540		44700	SH	Sole		None	44700	0	0
3M Co.			COM		88579Y101	89		1200	SH	Sole		None	1200	0	0
Time Warner Cable Inc.	COM		88732J207	0		7	SH	Sole		None	7	0	0
Time Warner, Inc.	COM		887317303	1		32	SH	Sole		None	32	0	0
Transocean Ltd.		REG SHS		H8817H100	28		332	SH	Sole		None	332	0	0
Transwitch Corp		COM		894065101	1		1000	SH	Sole		None	1000	0	0
Unilever NV		NY SHS New	904784709	198		6876	SH	Sole		None	6876	0	0
United Technologies 	COM		913017109	82		1338	SH	Sole		None	1338	0	0
Urban Outfitters, Inc.	COM		917047102	1027		34050	SH	Sole		None	34050	0	0
Valero Energy Corp	COM		91913Y100	1354		69825	SH	Sole		None	69825	0	0
Ventas Inc.		COM		92276F100	753		19550	SH	Sole		None	19550	0	0
Verigy Ltd.		SHS		Y93691106	0		5	SH	Sole		None	5	0	0
Verizon Communications 	COM		92343V104	9		305	SH	Sole		None	305	0	0
Vodafone Group 		Sp ADR New	92857W209	3		122	SH	Sole		None	122	0	0
WPP PLC 		ADR		92933H101	801		18650	SH	Sole		None	18650	0	0
Wal-Mart Stores Inc	COM		931142103	23		464	SH	Sole		None	464	0	0
Western Union Co.	COM		959802109	2211		116875	SH	Sole		None	116875	0	0
Williams Companies	COM		969457100	1838		102864	SH	Sole		None	102864	0	0
Windstream Corp		COM		97381W104	3		319	SH	Sole		None	319	0	0
Yahoo Inc.		COM		984332106	25		1400	SH	Sole		None	1400	0	0
Yum Brands Inc.		COM		988498101	134		3955	SH	Sole		None	3955	0	0
Asia Pacific Fund	COM		044901106	23		2400	SH	Sole		None	2400	0	0
Calamos Cv&High IncFd	COM SHRS	12811P108	769		66800	SH	Sole		None	66800	0	0
Calamos Glob TotRet Fd	CMSH Bn Int	128118106	217		15400	SH	Sole		None	15400	0	0
Calamos Strat TotRetFd	CMSH Bn Int	128125101	69		8000	SH	Sole		None	8000	0	0
Clough Glob Alloc Fd	COM Shs Ben	18913Y103	10		700	SH	Sole		None	700	0	0
Clough Global Opps Fd	SH Ben Int	18914E106	1137		89700	SH	Sole		None	89700	0	0
Cohen & Steers REIT&Pfd	COM		19247X100	98		9900	SH	Sole		None	9900	0	0
Eaton Vance TaxMnGlDvE	COM		27829F108	73		5950	SH	Sole		None	5950	0	0
EmergMkts Telecomm Fd 	COM		290890102	5		285	SH	Sole		None	285	0	0
Gabelli Global Deal Fd	COM SBI		36245G103	368		24800	SH	Sole		None	24800	0	0
Greater China Fd Inc	COM		39167B102	333		27125	SH	Sole		None	27125	0	0
H&Q Healthcare Fd	SH Ben Int	404052102	115		10150	SH	Sole		None	10150	0	0
H&Q Life Sciences Invs	SH Ben Int	404053100	5		574	SH	Sole		None	574	0	0
India Fd Inc Com 	COM		454089103	3		102	SH	Sole		None	102	0	0
KayneAnderson EnTotRet	COM		48660P104	1592		74900	SH	Sole		None	74900	0	0
Korea Equity Fd Inc	COM		50063B104	208		23000	SH	Sole		None	23000	0	0
Latin Amer Discovery Fd	COM		51828C106	5		300	SH	Sole		None	300	0	0
MadisonClaymoreCall&Eq	COM		556582104	111		13400	SH	Sole		None	13400	0	0
Market Vectors ETF TR	GoldMin ETF	57060U100	2951		65150	SH	Sole		None	65150	0	0
Nuveen EqPremOppty Fd	COM		6706EM102	10		800	SH	Sole		None	800	0	0
Nuveen Glb ValOpp Fund	COM		6706EH103	768		45500	SH	Sole		None	45500	0	0
Nuveen MultStratIncGro2	COM SHRS	67073D102	843		116900	SH	Sole		None	116900	0	0
Nuveen MultStratIncGro	COM		67073B106	28		4100	SH	Sole		None	4100	0	0
PowerShares Glb ETF 	AGG PfdPtf	73936T565	1661		122800	SH	Sole		None	122800	0	0
Powershares ETF Trust	Dyn Lrg Cap	73935X609	165		12425	SH	Sole		None	12425	0	0
SPDR Series Trust	DJWS LgGr	78464A409	154		3375	SH	Sole		None	3375	0	0
Singapore Fund Inc	COM		82929L109	81		6500	SH	Sole		None	6500	0	0
Taiwan Fd Inc Com	COM		874036106	139		10000	SH	Sole		None	10000	0	0
Templeton Dragon Fd 	COM		88018T101	129		5075	SH	Sole		None	5075	0	0
Zweig Fund, Inc.	COM		989834106	53		16500	SH	Sole		None	16500	0	0
IShares Inc.		MSCI S Korea 	464286772	355		7500	SH	Sole		None	7500	0	0
IShares TR		MSCI Taiwan 	464286731	292		23700	SH	Sole		None	23700	0	0
Aberdeen AsiaPac IncFd	COM		003009107	1631		263453	SH	Sole		None	263453	0	0
AdventClaymoreCvSecInc 	COM		00764C109	991		67300	SH	Sole		None	67300	0	0
AllianceBernsteinIncFd	COM		01881E101	9		1100	SH	Sole		None	1100	0	0
BlackRock Core Bond Tr	SHS Ben Int	09249E101	204		16300	SH	Sole		None	16300	0	0
BlackRock MuniYdQualFd	COM		09254F100	296		21250	SH	Sole		None	21250	0	0
Blackrock EnhGovFund	COM		09255K108	138		7800	SH	Sole		None	7800	0	0
Blackrock GlobFlRtIncTr COM		091941104	385		30900	SH	Sole		None	30900	0	0
Blackrock IncOpp Tr Inc	COM		092475102	383		39050	SH	Sole		None	39050	0	0
Blackrock Income Tr Inc	COM		09247F100	311		46900	SH	Sole		None	46900	0	0
Blackrock Pfd & EqAdvTr	COM		092508100	50		4400	SH	Sole		None	4400	0	0
Calamos GlobDynIncFd	COM 		12811L107	243		31200	SH	Sole		None	31200	0	0
CurrencySharesAusDollTr AUS Doll	23129U101	121		1365	SH	Sole		None	1365	0	0
CurrencySharesCanDollTr	Can Doll Shs	23129X105	37		400	SH	Sole		None	400	0	0
Eaton Vance FlRatInc Tr	COM		278279104	1148		90000	SH	Sole		None	90000	0	0
Eaton Vance LtDur IncFd	COM		27828H105	1874		126700	SH	Sole		None	126700	0	0
Eaton Vance SrFltgRate	COM		27828Q105	146		11000	SH	Sole		None	11000	0	0
Eaton Vance Sr IncTr	Sh Ben Int	27826S103	709		127600	SH	Sole		None	127600	0	0
FirstTrustFIDACMtgIncFd	COM SHRS	33734E103	329		18500	SH	Sole		None	18500	0	0
Flaherty&CrmClaymPfSec	COM SHRS	338478100	721		55700	SH	Sole		None	55700	0	0
FranklinTempletonLtDurI	COM		35472T101	513		43550	SH	Sole		None	43550	0	0
AdventClayGlbConvSecInc ComBenInt	007639107	289		37150	SH	Sole		None	37150	0	0
Ishares TR		BarcTIPSBnd	464287176	25		247	SH	Sole		None	247	0	0
MFS Charter Income Tr	Sh Ben Int	552727109	338		37500	SH	Sole		None	37500	0	0
MFS Interm IncTrust	SH BEN INT	55273C107	1557		226950	SH	Sole		None	226950	0	0
MorganStanley EmMkDebt	COM		61744H105	233		24300	SH	Sole		None	24300	0	0
Morgan StanleyGlbOppBd 	COM		61744R103	23		3400	SH	Sole		None	3400	0	0
Nuveen DivAdvMunFd	COM		67066V101	10		700	SH	Sole		None	700	0	0
Nuveen DivAdvMunFd3	COMShBenInt	67070X101	26		1900	SH	Sole		None	1900	0	0
Nuveen Fltg Rt Inc Fund	COM		67072T108	1331		140700	SH	Sole		None	140700	0	0
Nuveen Fltg Rt Inc Opp 	COM Shs		6706EN100	707		74400	SH	Sole		None	74400	0	0
Nuveen MultCurrSTGovInc	COM		67090N109	980		58400	SH	Sole		None	58400	0	0
Nuveen PerfPlusMuniFd	COM		67062P108	397		28050	SH	Sole		None	28050	0	0
Nuveen PremierMuniIncFd	COM		670988104	95		7100	SH	Sole		None	7100	0	0
Nuveen PremIncMuni 2	COM		67063W102	178		12900	SH	Sole		None	12900	0	0
Nuveen PremIncMuni 4	COM		6706K4105	6		500	SH	Sole		None	500	0	0
Nuveen QualIncMuniFd	COM		670977107	1251		90000	SH	Sole		None	90000	0	0
Western AssetEmMktDebt 	COM		95766A101	82		4756	SH	Sole		None	4756	0	0
Western Asset MunPtn Fd	COM		95766P108	85		6300	SH	Sole		None	6300	0	0
WisdomTree Trust	ChinYuan ETF	97717W182	134		5300	SH	Sole		None	5300	0	0
iShares TR		Barc 1-3yr Cr	464288646	438		4195	SH	Sole		None	4195	0	0
iShares TR		Bar 1-3 Yr	464287457	204		2425	SH	Sole		None	2425	0	0
iShares TR		Barc Int. Cr	464288638	270		2610	SH	Sole		None	2610	0	0